Revision of Previously Issued Financial Statements - Consolidated Statement of Financial Position (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Revision of Previously Issued Financial Statements
Inventory	$ 140,291	$ 54,349
Total current assets	234,520	176,207
Total assets	275,176	211,998
Accumulated deficit	(413,394)	(292,024)
Total Shareholders' deficit	(143,655)	(41,906)	$ (64,008)	$ (3,902)
Total Liabilities, and Shareholders' deficit	$ 275,176	211,998
Previously Reported
Revision of Previously Issued Financial Statements
Inventory		55,706
Total current assets		177,564
Total assets		213,355
Accumulated deficit		(290,667)
Total Shareholders' deficit		(40,549)
Total Liabilities, and Shareholders' deficit		213,355
Revision of Prior Period, Adjustment
Revision of Previously Issued Financial Statements
Inventory		(1,357)
Total current assets		(1,357)
Total assets		(1,357)
Accumulated deficit		(1,357)
Total Shareholders' deficit		(1,357)
Total Liabilities, and Shareholders' deficit		$ (1,357)